UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 400 Main Street, Suite 200

         Franklin, TN  37064

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     Beth Peters     Franklin, TN     November 08, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $464,882 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN COMMERCIAL LINES      COM NEW          025195207    12229   205700 SH       Sole    None                0        0   205700
AMR CORP                       COM              001765106     5540   239400 SH       Sole    None                0        0   239400
APPLE COMPUTER INC             COM              037833100    24680   320600 SH       Sole    None                0        0   320600
ARCHER DANIELS MIDLAND CO      COM              039483102     5515   145600 SH       Sole    None                0        0   145600
BEAR STEARNS COS INC           COM              073902108     8371    59750 SH       Sole    None                0        0    59750
CB RICHARD ELLIS GROUP INC     CL A             12497T101    16012   650900 SH       Sole    None                0        0   650900
CHECKFREE CORP NEW             COM              162813109     4091    99000 SH       Sole    None                0        0    99000
CHILDRENS PL RETAIL STORES I   COM              168905107    20406   318700 SH       Sole    None                0        0   318700
CIRCUIT CITY STORE INC         COM              172737108    18898   752600 SH       Sole    None                0        0   752600
CISCO SYS INC                  COM              17275R102    53171  2313800 SH       Sole    None                0        0  2313800
CROCS INC                      COM              227046109    10433   307300 SH       Sole    None                0        0   307300
GAP INC DEL                    COM              364760108    10894   574900 SH       Sole    None                0        0   574900
GOLDMAN SACHS GROUP INC        COM              38141G104    21806   128900 SH       Sole    None                0        0   128900
ITRON INC                      COM              465741106     8208   147100 SH       Sole    None                0        0   147100
LAM RESEARCH CORP              COM              512807108    31033   684600 SH       Sole    None                0        0   684600
MEMC ELECTR MATLS INC          COM              552715104    20806   568000 SH       Sole    None                0        0   568000
MOTOROLA INC                   COM              620076109    20715   828600 SH       Sole    None                0        0   828600
NUCOR CORP                     COM              670346105    13808   279000 SH       Sole    None                0        0   279000
NUTRI SYS INC NEW              COM              67069D108    31235   501451 SH       Sole    None                0        0   501451
ORACLE CORP                    COM              68389X105    18891  1064900 SH       Sole    None                0        0  1064900
PILGRIMS PRIDE CORP            COM              721467108     5062   185100 SH       Sole    None                0        0   185100
POLO RALPH LAUREN CORP         CL A             731572103     6741   104200 SH       Sole    None                0        0   104200
PRICELINE COM INC              COM NEW          741503403    11523   313200 SH       Sole    None                0        0   313200
SELECT COMFORT CORP            COM              81616X103    10487   479300 SH       Sole    None                0        0   479300
SUN MICROSYSTEMS INC           COM              866810104     9011  1820500 SH       Sole    None                0        0  1820500
SUNTECH PWR HLDGS CO LTD       ADR              86800C104    25592   990800 SH       Sole    None                0        0   990800
TAM SA                         SP ADR REP PFD   87484D103     9793   307000 SH       Sole    None                0        0   307000
U S AIRWAYS GROUP INC          COM              90341W108    14177   319800 SH       Sole    None                0        0   319800
VERIFONE HLDGS INC             COM              92342Y109    15754   551800 SH       Sole    None                0        0   551800